Number of Loans and Leases which became Nonperforming and Modified in Proceeding 12 Month Period (Detail) (Re-Defaulted, USD $)	12 Months Ended
Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	10
Recorded Investment	$ 2,900,000
Unpaid principal balance	4,100,000
Commercial
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Unpaid principal balance	400,000
Commercial | Commercial and Institutional
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Unpaid principal balance	400,000
Personal
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	9
Recorded Investment	2,900,000
Unpaid principal balance	3,700,000
Personal | Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	8
Recorded Investment	2,100,000
Unpaid principal balance	2,600,000
Personal | Private Client
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Recorded Investment	800,000
Unpaid principal balance	$ 1,100,000